Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.01	₪ 0.01
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, share issued	20,387,428	15,049,720
Ordinary shares, share outstanding	20,387,428	15,049,720